ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of subsidiaries

As of December 31, 2019, the Group operates its business mainly through the following subsidiaries:

Name of subsidiaries	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholdings	Principal activities
Yao Wang Corporation Limited ("Yao Wang")	June 4, 2013	Hong Kong	100%	Investment holding
Yaofang Information Technology (Shanghai) Co., Ltd ("Yaofang" or "WFOE")	August 12, 2013	Shanghai	100%	Warehousing, logistics, research and development, and consulting
Guangdong Yihao Pharmacy Co., Ltd. ("Yihao Pharmacy")	March 7, 2003	Guangdong	VIE	Warehousing, logistics and procurement
Guangdong Yihao Pharmaceutical Chain Co., Ltd. ("Yihao Pharmaceutical Chain")	November 1, 2001	Guangdong	VIE	Retail
Shanghai Yaowang E-commerce Co., Ltd. ("Shanghai Yaowang")	January 15, 2013	Shanghai	VIE	Electronic Commerce
Chengdu Yihao Pharmacy Co., Ltd. ("Chengdu Yihao Pharmacy")	August 22, 2017	Chengdu	VIE’s subsidiary	Retail
Anshun Southwest Internet Hospital Co., Ltd ("Southwest Internet Hospital" )	July 5, 2016	Anshun	VIE’s subsidiary	Internet hospital business
Anshun Joint Diagnosis And Treatment Technology Co., Ltd ("Anshun Technology" )	February 8, 2017	Anshun	VIE’s subsidiary	Internet hospital business
Wuhan Central China Drug Trading Co., Ltd. ("Wuhan Huazhong")	August 5, 2015	Wuhan	70%	Software development and information technology support
Chongqing Yihao Pharmacy Co., Ltd.("Chongqing Yihao Pharmacy")	May 18, 2018	Chongqing	WFOE’s subsidiary	Warehousing and logistics
Tianjin Yihao Pharmacy Co., Ltd. ("Tianjin Yihao Pharmacy")	June 20, 2018	Tianjin	VIE's subsidiary	Warehousing and logistics
Kunshan Yifang Pharmacy Co., Ltd. ("Kunshan Yifang Pharmacy")	July 30, 2018	Kunshan	VIE's subsidiary	Warehousing and logistics
Hubei Yihao Pharmacy Co., Ltd (“Hubei Yihao Pharmacy”)	Aug 31, 2019	Wuhuan	WFOE's subsidiary	Warehousing and logistics
Fujian Yaofang Pharmacy Co.,Ltd (“Fujian Yaofang Pharmacy”)	Aug 13, 2019	Fuzhou	WFOE's subsidiary	Warehousing and logistics